International Equities Fund (Prospectus Summary) | International Equities Fund
INTERNATIONAL EQUITIES FUND
Investment Objective
The Fund seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your

Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Equities Fund
Management Fees	0.30%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.51%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable

Contract. See the Variable Contract prospectus for information on such charges.

Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Equities Fund	52	164	285	640

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets in large-cap stocks domiciled in developed markets located outside North America,

utilizing both active and passive investment strategies.

The Fund's active investment strategy utilizes both quantitative and fundamental research and techniques to select securities, and combined with the Fund's passive investment strategy, has the objective of modest outperformance relative to the Morgan Stanley Capital International, Europe, Australasia and the Far

East ("MSCI EAFE") Index. Although the Fund invests primarily in securities of issuers located in developed countries, the Fund may invest up to 15% of its net assets in securities of issuers located in emerging markets.

In addition to common stocks, the Fund may invest up to 20% of net assets in other securities, including convertible stocks, preferred stocks and warrants.

The Fund may invest up to 33 1/3% of total assets in futures and options,

including covered put and call options on foreign currencies, listed and unlisted put and call options on currency futures, and listed and unlisted foreign currency contracts.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund,

there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks,

which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Investment Company Risk: An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund's performance. The Fund invests in shares of another investment company and thus bears a proportionate share of the other investment company's expenses.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate,

sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the

MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Prior to January 1, 2002, The Variable Annuity Life Insurance Company ("VALIC")

was the manager of the Fund. PineBridge Investments, LLC (and its predecessors)

("PineBridge") assumed sub-advisory duties effective January 1, 2002.

During the periods shown in the bar chart, the highest return for a quarter was

25.37% (quarter ending June 30, 2009) and the lowest return for a quarter was

-20.95% (quarter ending December 31, 2008). For the year-to-date through

June 30, 2011, the Fund's return was 4.98%.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
International Equities Fund	Fund	8.46%	1.27%	1.89%
International Equities Fund MSCI EAFE Index (net)	MSCI EAFE Index (net)	7.75%	2.46%	3.50%